Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2024

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company

Brighthouse Fund UL for Variable Life Insurance

File Nos. 333-96519 and 811-03927

(Brighthouse Variable Life)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Fund UL for Variable Life Insurance (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 29, 2024 being used for the Brighthouse Variable Life Insurance Policy offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus for that product contained in Post-Effective Amendment No. 31 for the account filed with the Commission on April 4, 2024.

Please call the undersigned at (980) 949-5089 with any questions.

Very truly yours,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company